STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STATEMENTS OF OPERATIONS
Total revenues	$ 1,023,656,993	$ 904,498,793	$ 731,078,833
Cost of revenues	(329,761,444)	(306,133,210)	(274,035,806)
Selling, general and administrative expenses	(706,050,055)	(545,491,718)	(400,947,001)
Other operating income	6,756,906	8,786,891	4,917,642
Income (loss) from operations	(5,397,600)	61,660,756	61,013,668
Interest expense	(11,020,177)	(5,325,474)	(192,566)
Interest income	4,832,800	3,210,328	2,179,547
Other income (loss), net	(1,896,896)	3,857,539	(1,051,215)
Investment income	24,323,479
Income before taxes and equity in affiliates	10,841,606	63,403,149	61,949,434
Income tax expense	(71,847,178)	(14,900,793)	(13,676,994)
Income (loss) before equity in affiliates	(61,005,572)	48,502,356	48,272,440
Income from equity in affiliates	5,705,701	3,834,802	2,813,849
Net income (loss)	(55,299,871)	52,337,158	51,086,289
Less: Net income (loss) attributable to non-controlling interest	(15,428,677)	12,335,673	(871,136)
Net income (loss) attributable to E-House shareholders	$ (39,871,194)	$ 40,001,485	$ 51,957,425
Earnings (loss) per share:
Basic (in dollars per share)	$ (0.28)	$ 0.29	$ 0.40
Diluted (in dollars per share)	$ (0.28)	$ 0.26	$ 0.38
Shares used in computation:
Basic (in shares)	142,615,258	139,211,442	130,163,165
Diluted (in shares)	142,615,258	146,687,835	135,779,997